UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING (Check one):	OMB APPROVAL
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SEC FILE NUMBER 001-12134

CUSIP NUMBER 286199-20-3

☒ Form 10-K or Form 10KSB    ☐ Form 20-F    ☐ Form 11-K
☐ Form 10-Q or Form 10QSB    ☐ Form 10-D     ☐ Form N-SAR    ☐ Form N-CSR

For Period Ended: December 26, 2004

☐	Transition Report on Form 10-K
☐	Transition Report on Form 20-F
☐	Transition Report on Form 11-K
☐	Transition Report on Form 10-Q
☐	Transition Report on Form N-SAR

For the Transition Period Ended:

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
Items 10-14 of Form 10-K

PART I — REGISTRANT INFORMATION

ELEPHANT & CASTLE GROUP INC.
Full Name of Registrant

N/A
Former Name if Applicable

1190 Hornby Street
Address of Principal Executive Office (Street and Number)

Vancouver, British Columbia, Canada V6Z 2K5
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) ☒

(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

When the registrant filed its Form 10-K for the year ended December 26, 2004, it intended to incorporate by reference the information required in Part III of Form 10-K from its proxy statement. Because the registrant did not file such proxy statement, it sought to prepare and file an amendment to its Form 10-K that included the information required by Part III of such Form by April 25, 2005. The registrant was unable to file this amendment to its Form 10-K without unreasonable expense and effort due to its inability to compile the information necessary to complete the required disclosure for the amendment to the Form 10-K within a sufficient time for management, the board of directors and the independent auditors to review such disclosure prior to the prescribed due date. This amendment to the Form 10-K will be filed on or before the fifteenth calendar day following the prescribed due date.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

Thomas M. Rose	(757)	687-7715
(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

☒ Yes     ☐ No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes     ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

ELEPHANT & CASTLE GROUP INC.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 26, 2004	By:	/s/ Richard Bryant
Richard Bryant
	Title:	Chief Executive Officer and President